PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY FUND

March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS-89.7%
COMMUNICATION SERVICES-2.0%
	Internet-0.7%
33,894	Bumble, Inc.(1)	$662,628

	Telecommunications-1.3%
47,527	Extreme Networks, Inc.(1)	908,716
105,929	Planet Labs PBC(1)	416,301
		1,325,017
TOTAL COMMUNICATION SERVICES		1,987,645

CONSUMER, CYCLICAL-4.6%
	Apparel-0.5%
4,672	Oxford Industries, Inc.	493,316

	Food Service-0.9%
54,313	Sovos Brands, Inc.(1)	905,941

	Hotel Restaurants & Leisure-2.6%
41,381	Bloomin' Brands, Inc.	1,061,423
4,339	Dine Brands Global, Inc.	293,490
13,573	Wendy's Co.	295,620
4,908	Wingstop, Inc.	901,011
		2,551,544
	Retail-0.6%
16,514	Victoria's Secret & Co.(1)	563,953

TOTAL CONSUMER, CYCLICAL		4,514,754

CONSUMER DISCRETIONARY-4.2%
	Automotive Retail-1.0%
4,298	Lithia Motors, Inc., Class A	983,941

	Commercial Services-1.1%
35,615	Driven Brands Holdings, Inc.(1)	1,079,491

	Consumer Electronics-0.7%
36,039	Sonos, Inc.(1)	707,085

	Home Furnishings-0.6%
19,799	Lovesac Co.(1)	572,191

	Retail-0.8%
48,699	First Watch Restaurant Group, Inc.(1)	782,106

TOTAL CONSUMER DISCRETIONARY		4,124,814
Shares		Value
CONSUMER NON-CYCLICAL-0.7%
	Cosmetics/Personal Care-0.7%
8,824	elf Beauty, Inc.(1)	$726,656

TOTAL CONSUMER NON-CYCLICAL		726,656

CONSUMER STAPLES-3.2%
	Agriculture-0.7%
17,479	Andersons, Inc.	722,232

	Food-1.0%
38,721	Hostess Brands, Inc.(1)	963,378

	Food Retail-1.0%
26,538	Sprouts Farmers Market, Inc.(1)	929,626

	Packaged Foods & Meats-0.5%
13,146	Simply Good Foods Co.(1)	522,816

TOTAL CONSUMER STAPLES		3,138,052

ENERGY-5.4%
	Oil & Gas Equipment & Services-1.2%
42,571	ChampionX Corp.	1,154,951

	Oil&Gas-4.2%
14,678	Civitas Resources, Inc.	1,003,095
120,249	Comstock Resources, Inc.	1,297,487
24,403	Magnolia Oil & Gas Corp., Class A	533,938
20,494	Matador Resources Co.	976,539
11,144	SilverBow Resources, Inc.(1)	254,640
		4,065,699
TOTAL ENERGY		5,220,650

FINANCIALS-15.4%
	Asset Management & Custody Banks-0.9%
28,962	Victory Capital Holdings, Inc., Class A	847,718

	Insurance-1.0%
14,009	Jackson Financial, Inc., Class A	524,077
9,570	Kemper Corp.	523,096
		1,047,173
	Investment Banking & Brokerage-3.5%
58,128	Stifel Financial Corp.	3,434,784

	Regional Banks-9.8%
27,827	Ameris Bancorp	1,017,912
34,808	Atlantic Union Bankshares Corp.	1,220,020
62,942	BankUnited, Inc.	1,421,230
16,169	Banner Corp.	879,109
37,281	Cadence Bank	773,954
16,166	Community Bank System, Inc.	848,553
46,246	First Bancorp/Southern Pines, NC	1,642,658
52,504	Old National Bancorp	757,108
36,126	Trustmark Corp.	892,312
		9,452,856

Shares		Value
	REITS-0.2%
19,968	Sabra Health Care REIT, Inc.	$229,632

TOTAL FINANCIALS		15,012,163

HEALTH CARE-10.5%
	Biotechnology-0.2%
11,798	Avid Bioservices, Inc.(1)	221,330

	Health Care Distributors-1.0%
38,036	Patterson Cos., Inc.	1,018,224

	Health Care Equipment-1.3%
6,525	AtriCure, Inc.(1)	270,461
17,153	Integra LifeSciences Holdings Corp.(1)	984,754
		1,255,215
	Health Care Supplies-0.8%
44,496	Neogen Corp.(1)	824,066

	Healthcare-Products-0.8%
6,918	Integer Holdings Corp.(1)	536,145
3,430	STAAR Surgical Co.(1)	219,348
		755,493
	Healthcare-Services-2.5%
38,507	Enhabit, Inc.(1)	535,632
7,638	Progyny, Inc.(1)	245,333
37,733	Select Medical Holdings Corp.	975,398
16,655	Surgery Partners, Inc.(1)	574,098
		2,330,461
	Healthcare-Technology-0.3%
16,531	OptimizeRx Corp.(1)	241,849

	Life Sciences Tools & Services-2.0%
55,190	Syneos Health, Inc.(1)	1,965,868

	Pharmaceuticals-1.6%
23,152	Corcept Therapeutics, Inc.(1)	501,472
10,503	Pacira BioSciences, Inc.(1)	428,627
11,109	Prestige Brands Holdings, Inc.(1)	695,757
		1,625,856
TOTAL HEALTH CARE		10,238,362

INDUSTRIALS-25.6%
	Aerospace & Defense-3.8%
37,592	AerSale Corp.(1)	647,334
29,619	Moog, Inc., Class A	2,984,114
		3,631,448
	Building Materials-0.9%
18,028	Gibraltar Industries, Inc.(1)	874,358

	Building Products-2.8%
21,893	AAON, Inc.	2,116,834
8,797	Armstrong World Industries, Inc.	626,698
		2,743,532
	Commercial Services-1.3%
8,808	AMN Healthcare Services, Inc.(1)	730,712
Shares		Value
75,722	Custom Truck One Source, Inc.(1)	$514,152
		1,244,864
	Construction & Engineering-6.6%
19,274	Argan, Inc.	780,019
28,922	Granite Construction, Inc.	1,188,116
26,878	Quanta Services, Inc.	4,478,950
		6,447,085
	Construction Machinery & Heavy Trucks-2.0%
83,726	Shyft Group, Inc.	1,904,766

	Electronics-1.3%
63,250	Celestica, Inc.(1)	815,925
38,320	TTM Technologies, Inc.(1)	516,937
		1,332,862
	Environmental Control-3.0%
58,616	Evoqua Water Technologies Corp.(1)	2,914,388

	Industrials-1.8%
32,945	Korn Ferry	1,704,574

	Machinery-Diversified-2.1%
14,705	Applied Industrial Technologies, Inc.	2,090,022

TOTAL INDUSTRIALS		24,887,899

INFORMATION TECHNOLOGY-15.3%
	Application Software-2.2%
81,254	Box, Inc., Class A(1)	2,176,795

	Data Processing & Outsourced Services-0.9%
35,947	I3 Verticals, Inc., Class A(1)	881,780

	Electronic Components-0.5%
30,661	Knowles Corp.(1)	521,237

	Electronic Equipment & Instruments-1.4%
13,427	OSI Systems, Inc.(1)	1,374,388

	IT Consulting & Other Services-1.9%
26,456	Hackett Group, Inc.	488,907
12,363	Science Applications International Corp.	1,328,528
		1,817,435
	Semiconductors-0.3%
4,022	Ambarella, Inc.(1)	311,383

	Software-2.3%
20,203	Evolent Health, Inc., Class A(1)	655,587
69,712	Olo, Inc.(1)	568,850
60,238	SentinelOne, Inc., Class A(1)	985,494
		2,209,931
	Systems Software-4.0%
8,728	Qualys, Inc.(1)	1,134,815
106,208	Varonis Systems, Inc.(1)	2,762,470
		3,897,285

Shares		Value
	Technology Hardware, Storage & Peripherals-1.8%
69,730	Pure Storage, Inc., Class A(1)	$1,778,812

TOTAL INFORMATION TECHNOLOGY		14,969,046

MATERIALS-1.9%
	Chemicals-0.9%
12,450	Hawkins, Inc.	545,061
4,400	HB Fuller Co.	301,180
		846,241
	Packaging&Containers-1.0%
9,839	Greif, Inc., Class A	623,497
18,947	Myers Industries, Inc.	406,034
		1,029,531
TOTAL MATERIALS		1,875,772

REAL ESTATE-0.3%
	REITS-0.3%
16,940	Physicians Realty Trust	252,914

TOTAL REAL ESTATE		252,914

UTILITIES-0.6%
	Electric-0.6%
8,547	Otter Tail Corp.	617,692

TOTAL UTILITIES		617,692

TOTAL COMMON STOCKS
(Cost $62,474,233)		87,566,419

EXCHANGE TRADED FUNDS-2.4%
12,082	Vanguard® Small-Cap ETF	2,290,264

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,262,816)		2,290,264

SHORT TERM INVESTMENTS-7.7%
	Mutual Funds-7.7%
7,536,478	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.670% (at net asset value)	7,536,478

TOTAL SHORT TERM INVESTMENTS
(Cost $7,536,478)		7,536,478

TOTAL INVESTMENTS-99.8%
(Cost $72,273,527)		97,393,161
OTHER ASSETS AND LIABILITIES-NET(2)-0.2%		177,810
NET ASSETS-100.0%		$97,570,971

(1)	Non-income producing security.

(2)	Assets, other than investments in securities, less liabilities.
Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2023.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK LARGE COMPANY FUND

March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS-95.9%
COMMUNICATIONS-0.3%
	Internet-0.3%
25,012	Match Group, Inc.(1)	$960,211

TOTAL COMMUNICATIONS		960,211

CONSUMER, CYCLICAL-0.6%
	Retail-0.6%
4,617	Lululemon Athletica, Inc.(1)	1,681,465

TOTAL CONSUMER, CYCLICAL		1,681,465

CONSUMER DISCRETIONARY-8.9%
	Distribution/Wholesale-0.3%
14,507	LKQ Corp.	823,417

	General Merchandise Stores-0.7%
7,151	Dollar Tree, Inc.(1)	1,026,526
7,637	Target Corp.	1,264,916
		2,291,442
	Home Improvement Retail-2.5%
25,500	Home Depot, Inc.	7,525,560

	Internet & Direct Marketing Retail-4.1%
116,093	Amazon.com, Inc.(1)	11,991,246

	Restaurants-1.0%
765	Chipotle Mexican Grill, Inc.(1)	1,306,842
27,991	Restaurant Brands International, Inc.	1,879,316
		3,186,158
	Retail-0.3%
4,088	Tractor Supply Co.	960,844

TOTAL CONSUMER DISCRETIONARY		26,778,667

CONSUMER NON-CYCLICAL-0.3%
	Beverages-0.3%
21,063	Keurig Dr Pepper, Inc.	743,103

TOTAL CONSUMER NON-CYCLICAL		743,103

CONSUMER STAPLES-6.5%
	Agricultural Products-0.2%
8,622	Archer-Daniels-Midland Co.	686,829

	Distillers & Vintners-2.3%
29,956	Constellation Brands, Inc., Class A	6,766,761
Shares		Value
	Food & Staples Retailing-0.7%
25,868	BJ's Wholesale Club Holdings, Inc.(1)	$1,967,779

	Household Products-2.1%
42,664	Procter & Gamble Co.	6,343,710

	Packaged Foods & Meats-1.2%
52,742	Mondelez International, Inc., Class A	3,677,172

TOTAL CONSUMER STAPLES		19,442,251

ENERGY-5.1%
	Energy-Alternate Sources-0.3%
4,565	Enphase Energy, Inc.(1)	959,928

	Oil & Gas Exploration & Production-3.4%
52,028	Antero Resources Corp.(1)	1,201,327
53,642	ConocoPhillips	5,321,823
33,109	Devon Energy Corp.	1,675,646
9,479	Diamondback Energy, Inc.	1,281,276
2,959	Pioneer Natural Resources Co.	604,346
		10,084,418
	Oil&Gas-0.6%
77,396	Coterra Energy, Inc.	1,899,298

	Oil, Gas & Consumable Fuels-0.8%
22,820	Exxon Mobil Corp.	2,502,441

TOTAL ENERGY		15,446,085

FINANCIALS-8.9%
	Asset Management & Custody Banks-3.0%
11,770	BlackRock, Inc.	7,875,542
8,887	Blackstone Group LP	780,634
		8,656,176
	Banks-1.6%
129,734	Bank of America Corp.	3,710,392
80,098	KeyCorp	1,002,827
		4,713,219
	Diversified Financial Services-0.5%
4,043	LPL Financial Holdings, Inc.	818,303
6,259	Raymond James Financial, Inc.	583,777
		1,402,080
	Insurance-0.3%
4,599	Marsh & McLennan Cos., Inc.	765,963

	Investment Banking & Brokerage-2.3%
9,747	The Goldman Sachs Group, Inc.	3,188,341
39,614	Morgan Stanley	3,478,109
		6,666,450
	Life & Health Insurance-0.2%
10,171	MetLife, Inc.	589,308

Shares		Value
	Regional Banks-1.0%
96,977	Citizens Financial Group, Inc.	$2,945,192

TOTAL FINANCIALS		25,738,388

HEALTH CARE-19.0%
	Biotechnology-3.7%
29,978	AbbVie, Inc.	4,777,595
23,491	Amgen, Inc.	5,678,949
2,196	Vertex Pharmaceuticals, Inc.(1)	691,894
		11,148,438
	Health Care Equipment-2.4%
71,604	Abbott Laboratories	7,250,621

	Life Sciences Tools & Services-3.7%
14,514	IQVIA Holdings, Inc.(1)	2,886,689
13,979	Thermo Fisher Scientific, Inc.	8,057,076
		10,943,765
	Managed Health Care-3.0%
18,579	UnitedHealth Group, Inc.	8,780,250

	Pharmaceuticals-6.2%
10,437	Cigna Group	2,666,967
19,288	Johnson & Johnson	2,989,640
65,707	Merck & Co., Inc.	6,990,568
34,468	Zoetis, Inc.	5,736,854
		18,384,029
TOTAL HEALTH CARE		56,507,103

INDUSTRIALS-10.3%
	Aerospace & Defense-3.5%
19,400	Howmet Aerospace, Inc.	821,978
72,352	Raytheon Technologies Corp.	7,085,431
34,387	Textron, Inc.	2,428,754
		10,336,163
	Construction & Farm Machinery & Heavy Trucks-0.7%
5,239	Deere & Co.	2,163,078

	Construction Machinery & Heavy Equipment-0.3%
3,703	Cummins, Inc.	884,573

	Electronics-0.4%
17,642	Fortive Corp.	1,202,655

	Engineering & Construction-1.2%
29,946	Jacobs Solutions, Inc.	3,518,954

	Industrial Conglomerates-1.5%
9,822	Roper Technologies, Inc.	4,328,457
Shares		Value
	Industrial Machinery-2.7%
23,460	Parker-Hannifin Corp.	$7,885,141

TOTAL INDUSTRIALS		30,319,021

INFORMATION TECHNOLOGY-33.8%
	Application Software-2.5%
4,736	Adobe, Inc.(1)	1,825,112
28,090	Salesforce, Inc.(1)	5,611,820
		7,436,932
	Communication Services-1.4%
40,000	Walt Disney Co.(1)	4,005,200

	Communications Equipment-8.0%
133,953	Apple, Inc.	22,088,850
10,662	F5 Networks, Inc.(1)	1,553,347
		23,642,197
	Computers-0.5%
11,632	Crowdstrike Holdings, Inc., Class A(1)	1,596,608

	Data Processing & Outsourced Services-3.9%
25,662	Mastercard, Inc., Class A	9,325,827
31,251	PayPal Holdings, Inc.(1)	2,373,201
		11,699,028
	Internet Software & Services-3.6%
103,260	Alphabet, Inc., Class A(1)	10,711,160

	IT Consulting & Other Services-2.0%
20,626	Accenture PLC, Class A	5,895,117

	Semiconductors-6.3%
27,068	Advanced Micro Devices, Inc.(1)	2,652,935
17,968	Broadcom, Inc.	11,527,191
17,092	Marvell Technology Group, Ltd.	740,084
42,031	ON Semiconductor Corp.(1)	3,459,992
		18,380,202
	Systems Software-5.6%
45,380	Microsoft Corp.	13,083,054
37,879	Oracle Corp.	3,519,717
		16,602,771
TOTAL INFORMATION TECHNOLOGY		99,969,215

MATERIALS-1.4%
	Specialty Chemicals-1.4%
31,455	PPG Industries, Inc.	4,201,759

TOTAL MATERIALS		4,201,759

UTILITIES-0.8%
	Electric-0.5%
57,207	AES Corp.	1,377,545

Shares		Value
	Multi-Utilities-0.3%
17,743	Dominion Energy, Inc.	$992,011

TOTAL UTILITIES		2,369,556

TOTAL COMMON STOCKS
(Cost $132,795,117)		284,156,824

EXCHANGE TRADED FUNDS-1.0%
8,020	Vanguard® S&P 500® ETF	3,016,081

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,945,022)		3,016,081

SHORT TERM INVESTMENTS-3.5%
	Mutual Funds-3.5%
10,216,202	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.670% (at net asset value)	10,216,202

TOTAL SHORT TERM INVESTMENTS
(Cost $10,216,202)		10,216,202

TOTAL INVESTMENTS-100.4%
(Cost $145,956,341)		297,389,107
OTHER ASSETS AND LIABILITIES-NET(2)-(0.4)%		(1,233,434)
NET ASSETS-100.0%		$296,155,673

(1)	Non-income producing security.

(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2023.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

March 31, 2023 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-61.3%
CONSUMER DISCRETIONARY-4.3%
	Automobile Manufacturers-0.5%
39,570	Ford Motor Co.	$498,582

	General Merchandise Stores-1.7%
10,065	Target Corp.	1,667,066

	Home Improvement Retail-1.6%
7,773	Lowe's Cos, Inc.	1,554,367

	Restaurants-0.5%
1,687	McDonald's Corp.	471,702

TOTAL CONSUMER DISCRETIONARY		4,191,717

CONSUMER STAPLES-6.9%
	Food Distributors-1.2%
14,902	Sysco Corp.	1,150,881

	Hypermarkets & Super Centers-0.9%
6,329	Walmart, Inc.	933,211

	Packaged Foods & Meats-2.1%
25,000	General Mills, Inc.	2,136,500

	Soft Drinks-2.7%
14,886	PepsiCo, Inc.	2,713,718

TOTAL CONSUMER STAPLES		6,934,310

ENERGY-4.4%
	Integrated Oil & Gas-3.6%
21,913	Chevron Corp.	3,575,325

	Oil & Gas Equipment & Services-0.1%
2,500	Halliburton Co.	79,100

	Oil & Gas Refining & Marketing-0.7%
5,117	Valero Energy Corp.	714,333

TOTAL ENERGY		4,368,758

FINANCIALS-9.7%
	Asset Management & Custody Banks-1.2%
15,471	State Street Corp.	1,171,000

	Banks-0.2%
2,099	Cullen/Frost Bankers, Inc.	221,109
Shares/Principal Amount		Value
	Consumer Finance-1.4%
14,396	Discover Financial Services	$1,422,901

	Diversified Banks-3.0%
13,409	JPMorgan Chase & Co.	1,747,327
34,000	US Bancorp	1,225,700
		2,973,027
	Investment Banking & Brokerage-1.2%
3,805	The Goldman Sachs Group, Inc.	1,244,654

	Regional Banks-2.5%
8,000	PNC Financial Services Group, Inc.	1,016,800
42,928	Truist Financial Corp.	1,463,845
		2,480,645
	REITS-0.2%
3,500	Realty Income Corp.	221,620

TOTAL FINANCIALS		9,734,956

HEALTH CARE-14.9%
	Biotechnology-4.0%
24,760	AbbVie, Inc.	3,946,001

	Health Care Services-2.2%
30,000	CVS Health Corp.	2,229,300

	Pharmaceuticals-8.7%
1,444	Cigna Group	368,985
9,052	Eli Lilly & Co.	3,108,638
29,717	Merck & Co., Inc.	3,161,592
47,725	Pfizer, Inc.	1,947,180
		8,586,395
TOTAL HEALTH CARE		14,761,696

INDUSTRIALS-5.9%
	Air Freight & Logistics-1.8%
9,508	United Parcel Service, Inc., Class B	1,844,457

	Construction & Farm Machinery & Heavy Trucks-0.2%
519	Deere & Co.	214,285

	Construction Machinery & Heavy Equipment-2.0%
8,825	Caterpillar, Inc.	2,019,513

	Electrical Components & Equipment-1.9%
22,000	Emerson Electric Co.	1,917,080

TOTAL INDUSTRIALS		5,995,335

INFORMATION TECHNOLOGY-12.6%
	Communications Equipment-9.4%
38,567	Apple, Inc.	6,359,698
58,222	Cisco Systems, Inc.	3,043,555
		9,403,253

Shares/Principal Amount		Value
	Semiconductors-3.2%
3,432	Analog Devices, Inc.	$676,859
13,545	Texas Instruments, Inc.	2,519,505
		3,196,364
TOTAL INFORMATION TECHNOLOGY		12,599,617

MATERIALS-0.7%
	Industrial Gases-0.7%
2,326	Air Products & Chemicals, Inc.	668,051

TOTAL MATERIALS		668,051

TELECOMMUNICATION SERVICES-0.9%
	Integrated Telecommunication Services-0.9%
24,289	Verizon Communications, Inc.	944,599

TOTAL TELECOMMUNICATION SERVICES		944,599

UTILITIES-1.0%
	Electric Utilities-1.0%
9,886	Duke Energy Corp.	953,702

TOTAL UTILITIES		953,702

TOTAL COMMON STOCKS
(Cost $32,539,704)		61,152,741

CORPORATE BONDS-20.4%
	Banks-2.0%
$500,000	Citigroup, Inc., 4.450%, 9/29/2027	485,226
500,000	Fifth Third Bank NA, 3.850%, 3/15/2026	457,497
500,000	Goldman Sachs Group, Inc., 1D US SOFR + 0.798%, 3/9/2027(1)	447,876
500,000	Morgan Stanley, 1D US SOFR + 0.525%, 5/30/2025(1)	473,520
150,000	PNC Bank NA, 2.700%, 10/22/2029	128,975
		1,993,094
	Chemicals-0.7%
250,000	Ecolab, Inc., 1.300%, 1/30/2031	198,462
500,000	PPG Industries, Inc., 1.200%, 3/15/2026	448,562
		647,024
	Commercial Services-0.5%
500,000	PayPal Holdings, Inc., 2.650%, 10/1/2026	471,740

	Diversified Financial Services-1.8%
500,000	American Express Co., 3.400%, 2/22/2024	492,303
500,000	American Express Co., 3.000%, 10/30/2024	484,387
250,000	BlackRock, Inc., 2.400%, 4/30/2030	219,541
250,000	BlackRock, Inc., 1.900%, 1/28/2031	207,820
250,000	Legg Mason, Inc., 4.750%, 3/15/2026	248,018
Shares/Principal Amount		Value
$250,000	Charles Schwab Corp., 1.650%, 3/11/2031	$193,773
		1,845,842
	Diversified Manufacturing-0.9%
1,000,000	3M Co., 3.375%, 3/1/2029	942,210

	Electric-1.0%
500,000	Duke Energy Corp., 4.300%, 3/15/2028	490,713
500,000	NextEra Energy Capital Holdings, Inc., 3.550%, 5/1/2027	478,445
		969,158
	Electronics-0.2%
175,000	Honeywell International, Inc., 5.700%, 3/15/2037	194,715

	Environmental Control-1.0%
500,000	Republic Services, Inc., 3.200%, 3/15/2025	486,092
500,000	Waste Management, Inc., 3.500%, 5/15/2024	492,439
		978,531
	Gas-0.5%
500,000	East Ohio Gas Co., 1.300%, 6/15/2025(2)	459,152

	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	821,805

	Insurance-0.9%
500,000	Berkshire Hathaway Finance Corp., 2.875%, 3/15/2032	450,152
500,000	Prudential Financial, Inc., 1.500%, 3/10/2026	456,431
		906,583
	Internet-0.2%
250,000	Expedia Group, Inc., 3.800%, 2/15/2028	237,037

	Investment Banking & Brokerage-1.4%
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecured Notes, 3M US L + 0.96%, 11/29/2023(1)	1,003,654
500,000	Goldman Sachs Group, Inc., 2.600%, 2/7/2030	429,472
		1,433,126
	Machinery-Constr&Mining-0.7%
250,000	Caterpillar, Inc., 1.900%, 3/12/2031	210,187
500,000	Caterpillar Financial Services Corp., 3.600%, 8/12/2027	489,461
		699,648
	Oil&Gas-0.2%
250,000	Phillips 66, 4.650%, 11/15/2034	239,989

Shares/Principal Amount		Value
	Pharmaceuticals-2.5%
$500,000	AbbVie, Inc., 2.600%, 11/21/2024	$482,740
500,000	AbbVie, Inc., 3.200%, 11/21/2029(2)	450,681
175,000	AbbVie, Inc., 4.550%, 3/15/2035	171,217
250,000	Bristol-Myers Squibb Co., 3.900%, 2/20/2028	245,428
1,000,000	CVS Health Corp., 4.300%, 3/25/2028	982,627
175,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	206,586
		2,539,279
	Regional Banks-1.0%
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	955,270

	Restaurants-0.5%
500,000	McDonald's Corp., 3.600%, 7/1/2030	474,589

	Retail-1.9%
250,000	Dollar Tree, Inc., 4.200%, 5/15/2028	243,588
175,000	Home Depot, Inc., 5.875%, 12/16/2036	195,278
500,000	Lowe's Cos., Inc., 3.100%, 5/3/2027	475,329
500,000	O'Reilly Automotive, Inc., 4.350%, 6/1/2028	495,828
500,000	Walmart, Inc., 3.950%, 6/28/2038	476,614
		1,886,637
	Software-0.5%
500,000	Activision Blizzard, Inc., 3.400%, 9/15/2026	484,464

	Software & Services-0.7%
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	734,971

	Transportation Services-0.5%
500,000	FedEx Corp., 4.250%, 5/15/2030	487,937

TOTAL CORPORATE BONDS
(Cost $22,173,930)		20,402,801

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-0.6%
	Federal Home Loan Mortgage Corp.-0.1%
149,469	Series 2015-4517, Class PC, 2.500%, 5/15/2044	140,702

	Government National Mortgage Association-0.5%
510,889	Series 2018-126, Class DA, 3.500%, 1/20/2048	493,360

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $659,520)		634,062
Shares/Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES-1.4%
	Commercial Mortgage-Backed Securities-1.4%
$1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	$1,433,040

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,535,825)		1,433,040

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-3.7%
	Federal Home Loan Mortgage Corp.-0.4%
72,004	Pool G18527, 3.000%, 10/1/2029	69,302
281,309	Pool 18707, 3.500%, 9/1/2033	274,536
		343,838
	Federal National Mortgage Association-2.4%
391,329	Pool AM3301, 2.350%, 5/1/2023	389,084
715,890	Pool BL5389, 2.710%, 5/1/2027	675,199
591,195	Pool AM6756, 3.570%, 10/1/2029	574,794
154,883	Pool MA3621, 3.500%, 3/1/2039	147,825
69,431	Pool BN4896, 4.000%, 1/1/2049	67,448
132,657	Pool MA3592, 4.000%, 2/1/2049	128,965
403,655	Pool BP4338, 1Y US TI + 1.67%, 3/1/2049(1)	400,395
		2,383,710
	Small Business Administration Pools-0.4%
155,529	PRIME - 3.50%, 1/25/2042(1)	157,318
270,478	PRIME - 3.50%, 7/25/2042(1)	272,877
		430,195
	UMBS Collateral-0.5%
490,375	5.000%, 12/1/2052	489,546

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $3,782,001)		3,647,289

U.S. TREASURY SECURITIES-5.6%
	U.S. Treasury Bond-1.5%
500,000	3.500%, 2/15/2039	494,522
500,000	4.125%, 11/15/2032	525,469
500,000	3.500%, 2/15/2033	500,820
		1,520,811
	U.S. Treasury Note-3.1%
1,000,000	2.875%, 11/30/2023	988,040
1,500,000	4.500%, 11/30/2024	1,506,152
100,000	3.875%, 11/30/2027	101,057
500,000	4.000%, 12/15/2025	502,021
		3,097,270
	United States Treasury Bill-1.0%
1,000,000	3.541%, 5/25/2023(3)	993,341

TOTAL U.S. TREASURY SECURITIES
(Cost $5,584,582)		5,611,422

Shares/Principal Amount		Value
TAXABLE MUNICIPAL BONDS-2.5%
	California-0.2%
$200,000	Charter Oak Unified School District, 2.681%, 8/1/2036	$154,730

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	270,518

	Ohio-0.7%
765,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	748,725

	Pennsylvania-0.4%
450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	430,974

	Utah-0.4%
450,000	Utah Transit Authority, 3.393%, 12/15/2036	382,931

	West Virginia-0.5%
575,000	Marshall University, 3.177%, 5/1/2029	529,330

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,730,670)		2,517,208

SHORT TERM INVESTMENTS-2.4%
	Mutual Funds-2.4%
2,428,284	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.670% (at net asset value)	2,428,284

TOTAL SHORT TERM INVESTMENTS
(Cost $2,428,284)		2,428,284

TOTAL INVESTMENTS-97.9%
(Cost $71,434,516)		97,826,847
OTHER ASSETS AND LIABILITIES-NET(4)-2.1%		2,089,851
NET ASSETS-100.0%		$99,916,698

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

3M US L - 3 Month LIBOR as of March 31, 2023 was 5.19%

1Y US TI - 1 Year US Treasury Bill as of March 31, 2023 was 4.64%

PRIME - US Prime Rate as of March 31, 2023 was 8.00%

1D US SOFR - 1 Day SOFR as of March 31, 2023 was 4.87%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2023 is based on the reference rate plus the displayed spread as of the security's last reset date.

(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, these securities amounted to a value of $909,833 or 0.91% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.

(3)	Is Zero Coupon

(4)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2023.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

March 31, 2023 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-2.0%
4,602	iShares® 20+ Year Treasury Bond ETF	$489,515
29,424	iShares® iBoxx $ Investment Grade Corporate Bond ETF	3,225,164

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,729,712)		3,714,679

CORPORATE BONDS-11.4%
	Banks-3.9%
$500,000	Bank of America Corp., 3M US L + 1.31%, 7/23/2029(1)	481,801
1,000,000	Citigroup, Inc., 5.400%, 1/20/2026	987,278
500,000	FNB Corp., 4.875%, 10/2/2025	464,512
500,000	Wells Fargo Bank NA, 6.180%, 2/15/2036	506,348
500,000	GOLDMAN SACHS GP GS 4.223 05/01/29, 3M US L + 1.301%, 5/1/2029(1)	479,481
500,000	Goldman Sachs Group, Inc., 6.625%, 11/15/2027	502,962
1,000,000	Goldman Sachs Group, Inc., 6.000%, 12/14/2027	1,000,219
500,000	JPMorgan Chase & Co., 1D US SOFR + 1.75%, 6/14/2030(1)	487,134
500,000	Morgan Stanley, 1D US SOFR + 2.62%, 4/20/2037(1)	471,822
2,000,000	Morgan Stanley Finance LLC, 6.000%, 11/16/2032	1,976,815
		7,358,372
	Beverages-0.6%
1,000,000	Anheuser-Busch Cos. LLC, 6.800%, 8/20/2032	1,132,460

	Biotechnology-1.1%
2,000,000	Amgen, Inc., 5.250%, 3/2/2033	2,055,892

	Electric-0.3%
500,000	Duke Energy Ohio, Inc., 5.250%, 4/1/2033	514,828

	Healthcare-Services-1.2%
2,000,000	Aetna, Inc., 6.750%, 12/15/2037	2,203,567

	Pipelines-0.8%
500,000	Kinder Morgan Energy Partners LP, 6.950%, 1/15/2038	559,314
1,000,000	Kinder Morgan, Inc., 5.200%, 6/1/2033	994,256
		1,553,570
Shares/Principal Amount		Value
	Retail-1.6%
$2,000,000	AutoZone, Inc., 4.750%, 2/1/2033	$1,977,302
1,000,000	Lowe's Cos., Inc., 4.500%, 4/15/2030	988,671
		2,965,973
	Semiconductors-1.1%
2,000,000	Intel Corp., 5.200%, 2/10/2033	2,038,184

	Software-0.8%
500,000	Fiserv, Inc., 5.600%, 3/2/2033	518,839
1,000,000	Roper Technologies, Inc., 2.950%, 9/15/2029	898,654
		1,417,493
TOTAL CORPORATE BONDS
(Cost $21,138,031)		21,240,339

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-26.0%
	Agency Collat CMO-5.9%
250,479	Series 2003-55, Class 1A3A, 1M US L + 0.40%, 3/25/2043(1)	247,881
688,821	Series 2004-W14, Class 1AF, 1M US L + 0.40%, 7/25/2044(1)	657,946
662,650	Series 2010-59, Class FL, 1M US L + 0.50%, 5/20/2040(1)	656,605
2,800,727	Series 2014-330, Class F4, 1M US L + 0.35%, 10/15/2037(1)	2,747,754
2,869,625	Series 2022-76, Class D, 5.500%, 8/25/2045	2,898,168
3,854,999	Series 2022-83, Class DA, 6.000%, 1/25/2048	3,935,864
		11,144,218

	Agency Collat PAC CMO-4.4%
4,058,147	Series 2020-5020, Class TP, 2.000%, 10/25/2050	3,365,080
2,170,286	Series 2020-153, Class GP, 0.500%, 10/20/2050	1,932,828
3,690,398	Series 2021-23, Class TE, 1.000%, 2/20/2051	2,930,585
		8,228,493

	Commercial MBS-5.8%
2,641,409	Series 2020-177, Class DA, 1.250%, 6/16/2062	1,866,855
5,000,000	Series 2021-181, Class B, 1.900%, 1/16/2063	3,270,676
5,000,000	Series 2021-203, Class B, 2.000%, 4/16/2062	3,283,695
3,500,000	Series 2022-4, Class B, 1.900%, 2/16/2061	2,351,306
		10,772,532

	Federal Farm Credit Banks Funding Corp.-4.5%
2,000,000	3.730%, 10/22/2032	1,948,045
2,000,000	1.910%, 5/17/2034	1,597,205
3,000,000	3.330%, 7/12/2032	2,825,855

Shares/Principal Amount		Value
$2,000,000	4.000%, 2/9/2033	$2,000,974
		8,372,079

	Federal Home Loan Mortgage Corp.- 0.3%
666,891	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	594,178

	Federal National Mortgage Association-1.1%
795,741	Series 2003-W18, Class 2A, 3.902%, 6/25/2043, REMIC (1)	755,055
878,896	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	812,108
524,529	Series 2019-74, Class LB, 3.000%, 10/25/2049	473,851
		2,041,014

	Government National Mortgage Association-0.3%
621,916	Series 2013-38, Class KA, 1.250%, 2/20/2042	557,867

	Other ABS-2.4%
1,291,972	Series 2007-20F, Class 1, 5.710%, 6/1/2027	1,278,647
2,513,204	Series 2010-20C, Class 1, 4.190%, 3/1/2030	2,438,145
820,801	Series 2015-20D, Class 1, 2.510%, 4/1/2035	757,821
		4,474,613

	Sovereign-1.3%
500,000	4.900%, 6/29/2032	487,442
2,000,000	5.950%, 12/7/2032	1,997,029
		2,484,471

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $55,650,810)		48,669,465

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-37.9%
	Federal Home Loan Mortgage Corp.-0.7%
1,352,535	Freddie Mac Pool, Pool QA6315, 3.500%, 1/1/2050	1,287,422

	FNMA Collateral-1.0%
1,993,264	Fannie Mae Pool, Pool MA2711, 3.000%, 8/1/2046	1,806,280

	GNMA2 Collateral-4.3%
2,920,421	Ginnie Mae II Pool, 4.000%, 8/20/2052	2,746,223
3,400,298	Ginnie Mae II Pool, 5.500%, 11/20/2052	3,399,360
1,993,820	Ginnie Mae II Pool, 5.500%, 12/20/2052	1,993,270
		8,138,853
Shares/Principal Amount		Value
	Government National Mortgage Association-0.1%
$145,840	Ginnie Mae I Pool, Pool 589693, 4.500%, 7/15/2029	$144,424

	Sovereign-0.3%
500,000	Federal Home Loan Banks, 5.550%, 9/29/2032	495,346

	UMBS Collateral-31.5%
4,770,135	Freddie Mac Pool, 4.000%, 6/1/2052	4,566,630
4,843,328	Freddie Mac Pool, 4.500%, 10/1/2052	4,749,772
2,947,625	Freddie Mac Pool, 4.000%, 11/1/2052	2,821,865
4,930,008	Freddie Mac Pool, 5.000%, 1/1/2053	4,921,044
4,963,939	Freddie Mac Pool, 5.000%, 2/1/2053	4,954,918
2,326,885	Fannie Mae Pool, 4.500%, 7/1/2042	2,306,416
4,748,131	Fannie Mae Pool, 4.500%, 10/1/2042	4,707,711
4,802,930	Fannie Mae Pool, 4.500%, 11/1/2042	4,762,046
2,215,150	Fannie Mae Pool, 4.500%, 1/1/2043	2,193,569
2,935,444	Fannie Mae Pool, 5.500%, 1/1/2043	2,993,784
4,772,893	Fannie Mae Pool, 4.000%, 6/1/2052	4,569,268
4,767,554	Fannie Mae Pool, 4.500%, 7/1/2052	4,675,709
2,897,496	Fannie Mae Pool, 5.500%, 11/1/2052	2,929,346
2,878,862	Fannie Mae Pool, 6.000%, 11/1/2052	2,942,672
4,954,224	Fannie Mae Pool, 5.000%, 2/1/2053	4,945,220
		59,039,970
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $72,142,871)		70,912,295

U.S. TREASURY SECURITIES-10.9%
	U.S. Treasury Bond-4.5%
2,000,000	1.750%, 8/15/2041	1,449,687
3,000,000	2.875%, 5/15/2028	2,894,707
2,500,000	2.875%, 8/15/2028	2,408,643
2,000,000	0.625%, 5/15/2030	1,637,891
		8,390,928
	U.S. Treasury Note-6.4%
2,000,000	1.500%, 2/15/2030	1,753,906
2,000,000	0.625%, 8/15/2030	1,630,430
2,000,000	1.625%, 5/15/2031	1,738,828
2,500,000	2.750%, 5/31/2029	2,383,496
2,500,000	4.000%, 10/31/2029	2,560,937
2,000,000	4.000%, 2/15/2026	2,008,516
		12,076,113
TOTAL U.S. TREASURY SECURITIES
(Cost $19,919,756)		20,467,041

TAXABLE MUNICIPAL BONDS-7.1%
	Arkansas-0.7%
	University of Arkansas:
500,000	3.382%, 9/1/2037	432,012
1,000,000	3.301%, 11/1/2039	831,239
		1,263,251

Shares/Principal Amount		Value
	California-1.8%
$500,000	Bonita Unified School District, 2.619%, 8/1/2035	$400,078
1,000,000	Contra Costa Community College District, 2.926%, 8/1/2038	814,647
500,000	Desert Community College District, 2.978%, 8/1/2037	408,304
500,000	Kings Canyon Unified School District, 3.212%, 8/1/2040	406,295
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	594,648
910,000	Santa Paula Utility Authority, 2.870%, 2/1/2034	775,173
		3,399,145
	Hawaii-0.5%
1,000,000	University of Hawaii, 3.850%, 10/1/2038	904,410

	Massachusetts-1.1%
1,000,000	City of Quincy MA, 2.788%, 12/15/2035	821,668
1,500,000	Massachusetts School Building Authority, 2.950%, 5/15/2043	1,188,007
		2,009,675
	Michigan-0.6%
1,400,000	Michigan State Building Authority, 2.705%, 10/15/2040	1,092,325

	New York-0.4%
700,000	City of New York NY, 5.985%, 12/1/2036	767,378

	Ohio-0.5%
565,000	Summit County Development Finance Authority, 3.201%, 11/15/2036	478,409
500,000	Warrensville Heights City School District, 3.406%, 12/1/2040	416,462
		894,871
	Pennsylvania-0.2%
550,000	Borough of Columbia PA, 2.540%, 6/15/2038	422,760

	Texas-0.2%
500,000	Round Rock Transportation & Economic Development Corp., 3.000%, 8/15/2039	387,657

	Virginia-0.6%
1,395,000	Virginia Housing Development Authority, 3.050%, 8/1/2038	1,114,829
Shares/Principal Amount		Value
	West Virginia-0.5%
$1,000,000	Wheeling Municipal Building Commission, 5.558%, 8/1/2037	$969,144

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $15,958,149)		13,225,445

SHORT TERM INVESTMENTS-4.0%
	Mutual Funds-4.0%
7,579,246	Federated Hermes Government Obligations Fund, Premier Class, 7- Day Yield 4.670% (at net asset value)	7,579,246

TOTAL SHORT TERM INVESTMENTS
(Cost $7,579,246)		7,579,246

TOTAL INVESTMENTS-99.3%
(Cost $196,118,575)		185,808,510
OTHER ASSETS AND LIABILITIES-NET(2)-0.7%		1,295,845
NET ASSETS-100.0%		$187,104,355

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US L - 1 Month LIBOR as of March 31, 2023 was 4.86%

3M US L - 3 Month LIBOR as of March 31, 2023 was 5.19%

1D US SOFR - 1 Day SOFR as of March 31, 2023 was 4.87%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2023 is based on the reference rate plus the displayed spread as of the security's last reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2023.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

March 31, 2023 (Unaudited)

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-99.0%
	Ohio-1.2%
$1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	$1,129,230

	Pennsylvania-1.6%
1,425,000	Borough of Plum PA, 4.000%, 12/1/2034	1,502,987

	West Virginia-96.2%
	Berkeley County Building Commission:
580,000	2.000%, 6/1/2035	463,981
750,000	2.000%, 6/1/2040	522,771
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,512,483
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	371,407
450,000	Series C, 3.400%, 12/1/2034	449,338
585,000	Series D, 3.000%, 12/1/2025	590,069
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	383,765
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	294,719
950,000	5.000%, 6/1/2028	1,019,913
655,000	5.000%, 6/1/2029	701,968
620,000	Series A, 5.300%, 3/1/2029	621,566
950,000	Brooke County Building Commission, 3.000%, 12/1/2036	878,066
965,000	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.000%, 6/1/2027	968,456
2,000,000	Cabell County Board of Education, 2.000%, 6/1/2033	1,812,817
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	247,073
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	595,144
	City of Charles Town WV Waterworks & Sewerage System Revenue:
400,000	2.250%, 6/1/2035	342,350
315,000	3.000%, 6/1/2041	264,120
Shares/Principal Amount		Value
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
$620,000	Series A, 4.000%, 3/1/2029	$643,546
310,000	Series B, 4.000%, 6/1/2031	322,033
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	322,409
275,000	4.000%, 7/1/2032	285,900
300,000	City of Clarksburg WV Water Revenue, 2.000%, 6/1/2034	253,731
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	301,008
300,000	3.000%, 11/1/2028	300,739
490,000	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds, Series A, 3.500%, 9/1/2027	490,184
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	220,107
600,000	Series B, 4.000%, 12/1/2027	600,161
	City of Wheeling WV Waterworks & Sewerage System Revenue:
500,000	4.000%, 6/1/2035	528,368
500,000	4.000%, 6/1/2036	520,890
	Claywood Park Public Service District WV Water Revenue:
950,000	3.000%, 11/1/2036	879,993
680,000	3.000%, 11/1/2041	574,337
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	109,949
225,000	Series C, 3.400%, 11/1/2031	224,694
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	375,481
	Fayette County Board of Education:
545,000	2.250%, 10/1/2030	502,151
500,000	2.000%, 10/1/2031	443,923
640,000	2.250%, 10/1/2032	572,917
565,000	2.500%, 10/1/2033	516,190
750,000	Greenbrier County Public Service, Series A, 5.000%, 10/1/2037	827,513
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	338,402
380,000	Series A, 3.000%, 1/1/2031	356,528
1,660,000	Series A, 4.250%, 1/1/2035	1,671,132
2,265,000	Hancock, WV, 3.250%, 5/1/2036(1)(2)	2,197,524
1,000,000	Harrison County Building Commission, 3.500%, 10/1/2035	894,177
3,000,000	Jefferson County Board of Education, 2.000%, 6/1/2036	2,402,792

Shares/Principal Amount		Value
$850,000	Lewis County Building Commission, 4.750%, 2/1/2038	$830,490
1,910,000	Mason County Public Service District Water Revenue, 3.000%, 12/1/2036	1,777,814
2,320,000	Monongalia County Building Commission, 2.000%, 2/1/2034	2,028,389
	Morgantown Utility Board, Inc.:
500,000	3.250%, 12/1/2032	503,939
500,000	4.000%, 12/1/2034	536,190
1,500,000	3.000%, 12/1/2040	1,291,662
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,436,218
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	199,126
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	1,010,209
1,000,000	Series A, 4.000%, 12/1/2029	1,044,355
1,210,000	Series A, 4.000%, 12/1/2030	1,263,043
1,000,000	Series A, 4.000%, 12/1/2031	1,044,138
1,030,000	Moundsville Building Commission, 4.000%, 8/1/2037	996,086
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	2,976,107
635,000	3.000%, 6/1/2034	621,673
500,000	Putnam County Building Commission, 4.000%, 5/1/2037	501,982
	Putnam Public Service District:
1,000,000	4.000%, 12/1/2039	962,689
1,150,000	3.000%, 11/1/2040	995,422
1,000,000	3.000%, 4/1/2041	852,973
1,000,000	3.000%, 6/1/2041	852,856
1,000,000	3.625%, 12/1/2045	854,046
1,000,000	Raleigh County Public Service District, 3.000%, 6/1/2037	913,637
960,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	962,619
	State of West Virginia:
500,000	5.000%, 6/1/2033	561,855
500,000	5.000%, 6/1/2035	553,772
1,000,000	5.000%, 12/1/2040	1,078,677
795,000	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.000%, 6/1/2026	798,547
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	548,052
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	678,083
Shares/Principal Amount		Value
$755,000	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection), Series B, 3.500%, 11/1/2026	$755,409
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,652,755
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,527,572
315,000	Series A, 3.375%, 6/1/2029	319,134
435,000	Series B, 3.750%, 10/1/2026	435,325
310,000	Series C, 3.500%, 6/1/2030	313,740
600,000	Series D, 3.250%, 6/1/2028	607,875
330,000	Series D, 3.375%, 6/1/2029	334,330
355,000	Series D, 3.500%, 6/1/2030	359,283
1,000,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 7/1/2032	1,098,013
100,000	West Virginia Higher Education Policy Commission, 4.000%, 4/1/2034	100,035
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	1,865,015
385,000	Series B, 3.500%, 4/1/2026	385,290
400,000	Series B, 3.600%, 4/1/2027	400,122
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,029,946
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	589,533
	West Virginia Housing Development Fund:
1,100,000	3.450%, 11/1/2030	1,116,971
500,000	2.000%, 11/1/2032	440,996
1,500,000	3.700%, 11/1/2032	1,539,123
375,000	3.800%, 5/1/2034	381,676
500,000	3.375%, 11/1/2034	500,413
370,000	3.850%, 11/1/2034	376,295
800,000	2.050%, 11/1/2035	665,571
575,000	3.800%, 11/1/2037	570,840
700,000	West Virginia School Building Authority Excess Lottery Revenue Bonds, Series A, 3.125%, 7/1/2026	700,260
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
515,000	Series A, 5.000%, 7/1/2026	517,926
535,000	Series A, 5.000%, 7/1/2027	538,132
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	302,669

Shares/Principal Amount		Value
$500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	$500,782
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	506,135
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, 3.450%, 11/1/2033	500,775
905,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	971,968
1,000,000	West Virginia University, 4.000%, 10/1/2037	1,028,375
500,000	West Virginia Water Development Authority, 4.000%, 10/1/2041	498,424
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	536,116
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	2,809,370
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	250,260
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,396,383
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
650,000	Series A-II, 5.000%, 11/1/2026	707,098
800,000	Series A-II, 3.000%, 11/1/2027	805,943
300,000	Series A-II, 3.125%, 11/1/2028	303,943
725,000	Series B-II, 4.000%, 11/1/2025	725,719
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	275,963
500,000	West Virginia, State Parkways Authority Senior Turnpike Toll Revenue Bonds, 5.000%, 6/1/2033	558,769
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	1,015,907
Shares/Principal Amount		Value
$860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	$784,786
		91,992,399
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $99,073,479)		94,624,616

SHORT TERM INVESTMENTS-0.0%(3)
	Mutual Funds-0.0%
29,181	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.670% (at net asset value)	29,181

TOTAL SHORT TERM INVESTMENTS
(Cost $29,181)		29,181

TOTAL INVESTMENTS-99.0%
(Cost $99,102,660)		94,653,797
OTHER ASSETS AND LIABILITIES-NET(4)-1.0%		969,736
NET ASSETS-100.0%		$95,623,533

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2023 is based on the reference rate plus the displayed spread as of the security's last reset date.

(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, these securities amounted to a value of $2,197,524 or 2.30% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.

(3)	Amount represents less than 0.05% of net assets.

(4)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2023.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK TACTICAL OPPORTUNITY FUND

March 31, 2023 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-98.2%
BROAD DOMESTIC EQUITY-8.1%
8,252	SPDR S&P 500® ETF Trust	$3,378,286

TOTAL BROAD DOMESTIC EQUITY		3,378,286

BROAD DOMESTIC FIXED INCOME-46.8%
36,265	iShares® 1-3 Year Treasury Bond ETF	2,979,532
46,931	iShares® iBoxx $ Investment Grade Corporate Bond ETF	5,144,107
27,601	iShares® iBoxx High Yield Corporate Bond ETF	2,085,256
19,370	iShares® TIPS Bond ETF	2,135,542
50,145	iShares® Trust iShares® 1-5 Year Investment Grade Corporate Bond ETF	2,534,328
47,093	iShares® Core U.S. Aggregate Bond ETF	4,692,347

TOTAL BROAD DOMESTIC FIXED INCOME		19,571,112

COMMODITIES-11.7%
114,537	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,628,716
17,726	SPDR® Gold Shares(1)	3,247,758

TOTAL COMMODITIES		4,876,474

INTERNATIONAL (EX. U.S.) EQUITY-2.0%
16,946	iShares® MSCI ACWI ex US ETF	826,457

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		826,457

U.S. SECTOR FOCUSED EQUITY-10.0%
14,252	Consumer Staples Select Sector SPDR® Fund	1,064,767
7,906	Health Care Select Sector SPDR® Fund	1,023,511
10,326	Industrial Select Sector SPDR® Fund	1,044,785
15,306	Utilities Select Sector SPDR® Fund	1,036,063

TOTAL U.S. SECTOR FOCUSED EQUITY		4,169,126

U.S. SMALL AND MID CAP EQUITY-4.6%
10,893	iShares® Russell 2000® ETF	1,943,311

TOTAL U.S. SMALL AND MID CAP EQUITY		1,943,311

U.S. VALUE COMPANY FOCUSED EQUITY-15.0%
62,341	Vanguard® Mega Cap Value ETF	6,297,688
Shares/Principal Amount	Value

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY	$6,297,688

TOTAL EXCHANGE TRADED FUNDS
(Cost $38,561,656)	41,062,454

SHORT TERM INVESTMENTS-1.2%
Mutual Funds-1.2%
518,419	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.670% (at net asset value)	518,419

TOTAL SHORT TERM INVESTMENTS
(Cost $518,419)	518,419

TOTAL INVESTMENTS-99.4%
(Cost $39,080,075)	41,580,873
OTHER ASSETS AND LIABILITIES-NET(2)-0.6%	236,200
NET ASSETS-100.0%	$41,817,073

(1)	Non-income producing security.

(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2023.

Investment Abbreviations:

SPDR - Standard and Poor's Depository Receipt

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments
March 31, 2023(unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Fund (“Small Company Fund”)	Diversified	To achieve capital appreciation
WesMark Large Company Fund (“Large Company Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››

With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››

Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

■	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

■	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

■	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2023, in valuing the Funds’ investments carried at value:

Small Company Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$87,566,419	$–	$–	$87,566,419
Exchange Traded Funds	2,290,264	–	–	2,290,264
Short Term Investments	7,536,478	–	–	7,536,478
Total	$97,393,161	$–	$–	$97,393,161

Large Company Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$284,156,824	$–	$–	$284,156,824
Exchange Traded Funds	3,016,081	–	–	3,016,081
Short Term Investments	10,216,202	–	–	10,216,202
Total	$297,389,107	$–	$–	$297,389,107

Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$61,152,741	$–	$–	$61,152,741
Corporate Bonds	–	20,402,801	–	20,402,801
U.S. Government Agency - Collateralized Mortgage Obligations	–	634,062	–	634,062
Commercial Mortgage-Backed Securities	–	1,433,040	–	1,433,040
U.S. Government Agency - Mortgage-Backed Securities	–	3,647,289	–	3,647,289
U.S. Treasury Securities	–	5,611,422	–	5,611,422
Taxable Municipal Bonds	–	2,517,208	–	2,517,208
Short Term Investments	2,428,284	–	–	2,428,284
Total	$63,581,025	$34,245,822	$–	$97,826,847

Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$3,714,679	$–	$–	$3,714,679
Corporate Bonds	–	21,240,339	–	21,240,339
U.S. Government Agency - Collateralized Mortgage Obligations	–	48,669,465	–	48,669,465
U.S. Government Agency - Mortgage-Backed Securities	–	70,912,295	–	70,912,295
U.S. Treasury Securities	–	20,467,041	–	20,467,041
Taxable Municipal Bonds	–	13,225,445	–	13,225,445
Short Term Investments	7,579,246	–	–	7,579,246
Total	$11,293,925	$174,514,585	$–	$185,808,510

West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$94,624,616	$–	$94,624,616
Short Term Investments	29,181	–	–	29,181
Total	$29,181	$94,624,616	$–	$94,653,797

Tactical Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$826,457	$–	$–	$826,457
Exchange Traded Funds	40,235,997	–	–	40,235,997
Short Term Investments	518,419	–	–	518,419
Total	$41,580,873	$–	$–	$41,580,873

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2023. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Fund, Large Company Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Fund, Large Company Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities:

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and

››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; and

››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

4. Concentration of Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of March 31, 2023, 30% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.